Note 6 - Financial Instruments and Risk Management - Maturity of Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 13,277	$ 13,820
Financial Liability, cash flows	16,279	17,953
Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	3,745	3,530
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	11,544	12,877
Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	990	1,545
Borrowings 1 [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	8,167	8,648
Financial Liability, cash flows	10,559	11,970
Borrowings 1 [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	385	391
Borrowings 1 [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	10,174	11,455
Borrowings 1 [member] | Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows		123
Lease payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	1,934	2,222
Financial Liability, cash flows	2,544	3,033
Lease payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	325	338
Lease payables [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	1,370	1,422
Lease payables [member] | Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	849	1,273
Trade payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	2,968	2,689
Financial Liability, cash flows	2,968	2,689
Trade payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	2,968	2,689
Provisions [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	141	149
Financial Liability, cash flows	141	149
Provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	0
Provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	141	149
Other payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	67	112
Financial Liability, cash flows	67	112
Other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	$ 67	$ 112